Income Taxes - Summary of Valuation Allowances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Abstract]
Valuation allowance as of January 1	$ 13,591,637	$ 7,831,390
Adjustments to the valuation allowance	17,148,192	5,760,247
Valuation allowance as of December 31	$ 30,739,829	$ 13,591,637